NON-INTEREST COST AND EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2023
NON-INTEREST COST AND EXPENSES BY NATURE
NON-INTEREST COST AND EXPENSES BY NATURE

24.    NON-INTEREST COST AND EXPENSES BY NATURE

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands)
Employee compensation and benefits	1,248,682	2,067,204	2,539,858
Marketing and branding	1,163,495	548,348	461,594
Processing and servicing costs (Note 23)	257,003	373,840	375,904
Brokerage commission and handling charge expenses (Note 21)	572,159	329,789	249,567
Rental and other related expenses	106,459	119,854	157,898
Professional services	59,697	135,167	69,324
Depreciation and amortization	36,435	54,714	60,849
Others	111,675	123,706	175,182
Total	3,555,605	3,752,622	4,090,176